INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Schedule (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets, net
Intangible assets, gross		¥ 1,753			¥ 1,974
Less: Accumulated amortization		(109)			(140)
Total		1,644		$ 267	1,834
Unfavorable lease
Unfavorable lease agreements		4			3
Less: Accumulated amortization		(3)			(2)
Unfavorable lease agreements, net		1			1
Amortization expense of intangible assets	¥ 39	31	¥ 17
Franchise agreement
Intangible assets, net
Intangible assets, gross		70			95
Non-compete agreement
Intangible assets, net
Intangible assets, gross		0			0
Favorable lease agreements
Intangible assets, net
Intangible assets, gross		256			278
Purchased software
Intangible assets, net
Intangible assets, gross		65			69
Brand name
Intangible assets, net
Intangible assets, gross		1,170			1,340
Master brand agreement
Intangible assets, net
Intangible assets, gross		¥ 192			¥ 192